First Data Corporation Stockholders' Equity And Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
First Data Corporation Stockholders' Equity And Redeemable Noncontrolling Interests
First Data Corporation Stockholders' Equity And Redeemable Noncontrolling Interests

Note 12: First Data Corporation Stockholders' Equity and Redeemable Noncontrolling Interests

Dividends

The Company's senior secured revolving credit facility, senior secured term loan facility, senior secured notes, senior second lien notes, PIK toggle senior second lien notes, senior notes, senior PIK notes, and senior subordinated notes contain restrictions on the Company's ability to pay dividends. The restrictions are subject to numerous qualifications and exceptions, including an exception that allows the Company to pay a dividend to repurchase, under certain circumstances, the equity of Parent held by employees, officers and directors that were obtained in connection with the stock compensation plan. The Company paid cash dividends to its Parent totaling $14.9 million during 2010 and $1.8 million during 2008. No dividends were paid in 2009.

Other Comprehensive Income

The income tax effects allocated to and the cumulative balance of each component of OCI are as follows (in millions):

	Beginning Balance	Cumulative Effect Adjustment Net of Tax	Pretax Gain (Loss) Amount	Tax (Benefit) Expense	Net-of- Tax Amount	Ending Balance
As of December 31, 2010
Unrealized gains (losses) on securities	$(27.4)	$—	$44.0	$16.5	$27.5	$0.1
Unrealized gains (losses) on hedging activities	(242.1)	—	115.2	44.9	70.3	(171.8)
Foreign currency translation adjustment	(318.8)	—	(65.5)	16.0	(81.5)	(400.3)
Pension liability adjustment	(93.4)	—	44.9	16.4	28.5	(64.9)

	$(681.7)	$—	$138.6	$93.8	$44.8	$(636.9)

As of December 31, 2009
Unrealized gains (losses) on securities	$(11.2)	$(27.1)	$17.2	$6.3	$10.9	$(27.4)
Unrealized gains (losses) on hedging activities	(352.3)	—	172.5	62.3	110.2	(242.1)
Foreign currency translation adjustment	(542.5)	—	209.2	(14.5)	223.7	(318.8)
Pension liability adjustment	(28.9)	—	(101.1)	(36.6)	(64.5)	(93.4)

	$(934.9)	$(27.1)	$297.8	$17.5	$280.3	$(681.7)

As of December 31, 2008
Unrealized gains (losses) on securities	$—	$—	$(17.7)	$(6.5)	$(11.2)	$(11.2)
Unrealized gains (losses) on hedging activities	(109.1)	—	(387.3)	(144.1)	(243.2)	(352.3)
Foreign currency translation adjustment	14.0	—	(584.4)	(27.9)	(556.5)	(542.5)
Pension liability adjustment	1.6	—	(47.6)	(17.1)	(30.5)	(28.9)

	$(93.5)	$—	$(1,037.0)	$(195.6)	$(841.4)	$(934.9)

In 2009, the Company recognized a cumulative effect adjustment of $43.3 million pretax ($27.1 million net of tax) in unrealized losses on securities and a corresponding increase in retained earnings. The cumulative effect adjustment was equal to the amount of an other-than-temporary-impairment previously recorded in the Consolidated Statement of Operations.

Other First Data Corporation Stockholders' Equity Transactions

The following table presents the effects of changes in FDC's ownership interest in its BAMS alliance on FDC's equity (in millions):

	Year ended December 31,
	2010	2009
Net loss attributable to FDC	$(1,021.8)	$(1,086.4)
Increase in FDC's paid-in capital for gain recognized on formation on BAMS, net of tax	—	20.8
Decrease in FDC's paid-in capital for loss recognized from purchase of noncontrolling interest, including tax effect	(7.5)	—

Change in net loss attributable to FDC and transfers from noncontrolling interest	$(1,029.3)	$(1,065.6)

Redeemable Noncontrolling Interests

As discussed in Note 3, the third party owning a controlling interest in Rockmount exercised a put right on Rockmount's beneficial interest in BAMS requiring net cash payments from FDC of $213 million. The redemption amount was based on Rockmount's capital account balance in BAMS immediately prior to the redemption with an additional adjustment paid by the Company and Bank of America N.A. based on the level of BAMS revenues for the trailing 12 month period ended March 31, 2010.

The following table presents a summary of the redeemable noncontrolling interests activity in 2010 and 2009 (in millions):

Balance as of January 1, 2009	$—
Contributions	193.0
Share of income	3.7

Adjustment to redemption value of redeemable noncontrolling interests	30.2

Balance as of December 31, 2009	226.9
Distributions	(27.6)
Share of income	35.0
Purchase of noncontrolling interests	(213.3)
Adjustment to redemption value of redeemable noncontrolling interests	7.0
Other	0.1

Balance as of December 31, 2010	$28.1